Loss per share (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net loss per share (Note 16)
Net Income (loss) For The Year	$ (5,451,112)	$ (6,733,076)	$ (3,123,799)
Weighted Average Number Of Shares Outstanding For The Year
Basic	77,646,094	65,602,875	64,658,380
Diluted	77,646,094	65,602,875	64,658,380
Net Income (loss) Per Share - Basic	$ (0.07)	$ (0.10)	$ (0.05)
Net Income (loss) Per Share - Diluted	$ (0.07)	$ (0.10)	$ (0.05)